Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund - Fidelity Emerging Asia Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810